Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
August 31, 2026
GO-NPRT3-1026
1.805740.122
Common Stocks - 97.0%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	161,599	166,715,224
CANADA - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)(c)	765,300	229,130,820
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	994,100	146,500,517
Software - 0.0%
Taalas Inc warrants (b)(d)(e)	228,564	948,541
TOTAL CANADA		376,579,878
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	67,662	17,797,812
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	10,320,200	104,646,828
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Safran SA	227,286	88,832,496
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (d)(e)(g)	60,800	7,968,307
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	340,545	15,109,982
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(d)(e)	7,115	77,838
TOTAL FINANCIALS		15,187,820
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(e)	299,950	2,441,593
TOTAL ISRAEL		17,629,413
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc ADR	339,700	55,907,826
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	211,870	40,288,600
TOTAL KOREA (SOUTH)		96,196,426
SINGAPORE - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Sea Ltd Class A ADR (b)	3,112,309	353,184,825
TAIWAN - 3.8%
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
MediaTek Inc	545,000	67,467,857
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,948,400	1,224,529,488

TOTAL TAIWAN		1,291,997,345
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	149,900	61,898,207
UNITED KINGDOM - 0.8%
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd (b)(d)(e)	6,988,700	22,916,646
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(d)(e)	32,738	63,149,638
TOTAL FINANCIALS		86,066,284
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR	8,519,400	173,029,014
TOTAL UNITED KINGDOM		259,095,298
UNITED STATES - 88.7%
Communication Services - 20.4%
Diversified Telecommunication Services - 2.3%
Space Exploration Technologies Corp (f)	1,074,336	146,652,773
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (f)	400,784	57,588,653
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (f)	400,784	57,588,653
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (f)	1,502,137	205,049,962
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (f)	400,784	57,588,653
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (f)	400,784	57,588,653
Space Exploration Technologies Corp Class A (c)	1,545,882	222,127,785
		804,185,132
Entertainment - 0.1%
ROBLOX Corp Class A (b)	643,100	26,553,599
Spotify Technology SA (b)	4,200	2,283,204
		28,836,803
Interactive Media & Services - 15.8%
Alphabet Inc Class A	5,809,560	1,971,474,186
Alphabet Inc Class C	5,860,137	1,965,548,551
Epic Games Inc (b)(d)(e)	56,200	20,702,394
Meta Platforms Inc Class A	2,553,085	1,461,232,669
		5,418,957,800
Media - 2.2%
AppLovin Corp Class A (b)	1,755,140	547,708,988
Fox Corp Class A (c)	3,301,900	222,382,965
		770,091,953
TOTAL COMMUNICATION SERVICES		7,022,071,688
Consumer Discretionary - 6.5%
Automobiles - 0.2%
Rad Power Bikes Inc (b)(d)(e)	382,384	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	449,400	4
Tesla Inc (b)	174,740	64,295,583
		64,295,591
Broadline Retail - 3.8%
Amazon.com Inc (b)	5,003,740	1,299,821,540
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	295,900	93,587,252
Specialty Retail - 2.2%
Carvana Co Class A (b)	10,292,800	756,109,088
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (d)(e)	5,086,874	11,903,285
TOTAL CONSUMER DISCRETIONARY		2,225,716,756
Consumer Staples - 0.5%
Tobacco - 0.5%
JUUL Labs Inc Class A (b)(d)(e)	19,087,368	39,701,725
JUUL Labs Inc Class B (b)(d)(e)	2,772	5,766
Philip Morris International Inc	768,800	143,996,240
TOTAL CONSUMER STAPLES		183,703,731
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ExxonMobil Holdings Corp	246,300	39,641,985
Financials - 2.3%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The	25,000	4,032,000
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	1,824,100	135,804,245
Visa Inc Class A	1,717,961	651,742,865
		787,547,110
TOTAL FINANCIALS		791,579,110
Health Care - 4.6%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (b)	505,935	121,773,495
Insmed Inc (b)	1,653,400	201,417,188
Natera Inc (b)	22,100	7,115,316
Revolution Medicines Inc (b)	20,500	4,214,185
Spyre Therapeutics Inc (b)	47,000	4,198,510
Vaxcyte Inc (b)	1,477,243	89,727,740
Viking Therapeutics Inc (b)(c)	1,062,178	34,818,195
		463,264,629
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Class A1 (b)(d)(e)	72,562	2,731,959
Health Care Providers & Services - 0.0%
Guardant Health Inc (b)	42,300	6,726,546
McKesson Corp	3,200	2,833,024
		9,559,570
Life Sciences Tools & Services - 0.0%
Illumina Inc (b)	18,100	3,866,703
Pharmaceuticals - 3.3%
Eli Lilly & Co	920,300	1,064,538,620
Structure Therapeutics Inc ADR (b)	733,500	33,674,985
		1,098,213,605
TOTAL HEALTH CARE		1,577,636,466
Industrials - 3.2%
Aerospace & Defense - 1.1%
Anduril Industries Inc Class B (b)(d)(e)	15,293	1,124,036
Anduril Industries Inc Class C (b)(d)(e)	7	514
Axon Enterprise Inc (b)	337,100	190,987,376
Beta Technologies Inc Class A (b)	3,154,168	63,398,777
GE Aerospace	360,400	120,989,884
Relativity Space Inc (b)(d)(e)	14,840	15,879
		376,516,466
Construction & Engineering - 0.3%
Comfort Systems USA Inc	58,000	89,645,960
Electrical Equipment - 0.3%
Empower Semiconductor Inc (d)(e)	89,800	9,878
GE Vernova Inc	108,400	97,400,652
		97,410,530
Ground Transportation - 0.0%
Neutron Holdings Inc (e)(f)	900,969	36,381,128
Machinery - 0.4%
Caterpillar Inc	157,400	125,521,778
Passenger Airlines - 1.1%
Delta Air Lines Inc	2,098,800	163,706,400
United Airlines Holdings Inc (b)	1,928,600	208,269,514
		371,975,914
TOTAL INDUSTRIALS		1,097,451,776
Information Technology - 50.0%
Communications Equipment - 1.4%
Arista Networks Inc (b)	1,116,800	218,546,592
Ciena Corp (b)	395,000	151,206,000
Lumentum Holdings Inc (b)	133,000	121,663,080
		491,415,672
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp Class A	417,400	66,178,770
Coherent Corp (b)	442,200	122,856,426
Corning Inc	1,305,800	194,211,634
Flex Ltd (b)	5,493,687	600,185,305
		983,432,135
IT Services - 0.9%
Cloudflare Inc Class A (b)	442,000	134,858,620
MongoDB Inc Class A (b)	241,300	109,398,181
Snowflake Inc (b)	133,200	44,146,476
Twilio Inc Class A (b)	92,700	21,842,901
		310,246,178
Semiconductors & Semiconductor Equipment - 27.7%
Advanced Micro Devices Inc (b)	1,692,400	796,646,528
Astera Labs Inc (b)	769,006	228,379,402
Broadcom Inc	1,743,000	645,502,620
Cerebras Systems Inc B - 180 Day Lockup Final Release (f)	268,771	49,518,369
Cerebras Systems Inc B - Lockup Released	480,038	88,442,201
Cerebras Systems Inc B - Ocotber 14, 2026 Lockup Release (f)	111,259	20,498,358
Cerebras Systems Inc B - October 28, 2026 Lockup Release (f)	111,259	20,498,358
Cerebras Systems Inc B - September 16, 2026 Lockup Release (f)	83,757	15,431,390
Cerebras Systems Inc B - September 2, 2026 Lockup Release (f)	83,757	15,431,390
Cerebras Systems Inc B - September 30, 2026 Lockup Release (f)	111,259	20,498,358
Cerebras Systems Inc Class A (b)(c)	2,082,100	383,606,104
Credo Technology Group Holding Ltd (b)	525,239	118,803,809
Intel Corp (b)	2,628,900	235,312,839
Lam Research Corp	315,800	95,210,542
Micron Technology Inc	1,282,900	1,229,954,717
NVIDIA Corp	25,016,020	5,523,036,896
		9,486,771,881
Software - 7.7%
Atlassian Corp Class A (b)	228,800	44,426,096
Cadence Design Systems Inc (b)	49,100	16,634,098
Canva Inc Class A (b)(d)(e)	6,954	10,412,433
Celestial AI Inc (Milestone 1) rights (b)(d)(e)	223,738	917,326
Celestial AI Inc (Milestone 2) rights (b)(d)(e)	223,738	510,123
Celestial AI Inc (Milestone 3) rights (b)(d)(e)	223,738	109,632
Celestial AI Inc escrow shares (d)(e)	223,738	1
Datadog Inc Class A (b)	133,300	31,597,432
Microsoft Corp	4,439,615	2,252,172,293
OpenAI Group Pbc Class A (d)(e)	6,000	4,126,140
Palantir Technologies Inc Class A (b)	1,381,400	257,465,332
Palo Alto Networks Inc (b)	60,800	23,233,504
		2,641,604,410
Technology Hardware, Storage & Peripherals - 9.4%
Apple Inc	5,385,441	1,706,376,981
Dell Technologies Inc Class C	428,100	195,217,881
Sandisk Corp (b)	176,400	276,365,880
Seagate Technology Holdings PLC (c)	511,800	423,964,884
Western Digital Corp	1,418,400	639,060,120
		3,240,985,746
TOTAL INFORMATION TECHNOLOGY		17,154,456,022
Utilities - 1.1%
Electric Utilities - 0.9%
NRG Energy Inc	2,843,400	313,115,208
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	436,700	59,989,479
TOTAL UTILITIES		373,104,687
TOTAL UNITED STATES		30,465,362,221
TOTAL COMMON STOCKS (Cost $16,934,167,682)		33,307,904,280

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
JUUL Labs Inc 5% 9/28/2029 (d)(e)(h)	8,719,306	8,769,006
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,966,000	2,300,220
TOTAL UNITED STATES		11,069,226
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,685,306)		11,069,226

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(e)	16,900	2,577,419
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	116,411	38,470,343
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(d)(e)	290,611	65,189,434
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(e)	304	431,112
Valuedrive Technologies Pvt Ltd Series B (d)(e)	611	866,478
Valuedrive Technologies Pvt Ltd Series C (d)(e)	2	2,836
Valuedrive Technologies Pvt Ltd Series C1 (d)(e)	2	2,836
Valuedrive Technologies Pvt Ltd Series G (d)(e)	3,918,970	1,543,828
Valuedrive Technologies Pvt Ltd Series S2 (d)(e)	148	209,883

TOTAL INDIA		3,056,973
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(d)(e)	23,715	1,012,393
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)(e)	141,900	3,331,812
Element Labs Inc Series B (b)(d)(e)	119,800	2,890,774
Element Labs Inc Series C (d)(e)	14,347	396,551
TOTAL INDUSTRIALS		6,619,137
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series D (b)(d)(e)	501,100	6,464,190
Xsight Labs Ltd Series F (b)(d)(e)	999,833	10,458,254
Xsight Labs Ltd Series G (d)(e)	94,900	1,594,320
TOTAL INFORMATION TECHNOLOGY		18,516,764
TOTAL ISRAEL		26,148,294
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)(e)	156,000	3,439,800
UNITED STATES - 2.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rad Power Bikes Inc Series A (b)(d)(e)	49,852	1
Rad Power Bikes Inc Series C (b)(d)(e)	196,163	2
Rad Power Bikes Inc Series D (b)(d)(e)	415,700	4
Waymo LLC Series A2 (b)(d)(e)	47,838	8,071,706
Waymo LLC Series C2 (b)(d)(e)	103,289	16,972,448
TOTAL CONSUMER DISCRETIONARY		25,044,161
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	70,400	4,061,376
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	566,439	1,178,193
JUUL Labs Inc Series D (b)(d)(e)	3,671	7,635
		1,185,828
TOTAL CONSUMER STAPLES		5,247,204
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (d)(e)	19,400	1,263,328
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	63,679	5,410,805
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	102,224	9,084,647
TOTAL FINANCIALS		15,758,780
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	234,164	8,816,275
Blink Health LLC Series D (b)(d)(e)	50,268	1,892,590
		10,708,865
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(g)	764,320	5,365,526
Health Care Technology - 0.3%
Aledade Inc Series E1 (b)(d)(e)	153,312	5,945,439
Oura Inc Series D (d)(e)	315,308	22,774,697
Oura Inc Series E (d)(e)	1,050,847	75,902,679
		104,622,815
TOTAL HEALTH CARE		120,697,206
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(d)(e)	556,061	40,870,484
Anduril Industries Inc Series G (b)(d)(e)	143,300	10,532,550
		51,403,034
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(d)(e)	191,430	13,804,017
Zipline International Inc Series H (d)(e)	218,700	15,770,457
		29,574,474
TOTAL INDUSTRIALS		80,977,508
Information Technology - 1.6%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (d)(e)	223,896	4,289,847
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(d)(e)	380,829	4,962,202
Cellink Corp Series D-1 (d)(e)	42,549	883,317
Vast Data Ltd Series A (b)(d)(e)	54,250	3,438,908
Vast Data Ltd Series A1 (b)(d)(e)	133,528	8,464,340
Vast Data Ltd Series A2 (b)(d)(e)	153,600	9,736,704
Vast Data Ltd Series B (b)(d)(e)	122,222	7,747,653
Vast Data Ltd Series C (b)(d)(e)	3,563	225,858
Vast Data Ltd Series E (b)(d)(e)	116,791	7,403,381
		42,862,363
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	509,400	3,397,698
Yanka Industries Inc Series E (b)(d)(e)	341,047	480,876
Yanka Industries Inc Series F (b)(d)(e)	380,955	910,483
		4,789,057
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(d)(e)	1,198,500	9,504,105
SiMa Technologies Inc Series B1 (b)(d)(e)	171,099	1,452,630
SiMa Technologies Inc Series C (d)(e)	334,776	3,073,244
		14,029,979
Software - 1.4%
Anthropic PBC Series D-1 (b)(d)(e)	66,894	55,008,943
Anthropic PBC Series E (b)(d)(e)	32,500	25,269,725
Anthropic PBC Series F (b)(d)(e)	96,000	74,642,881
Anthropic PBC Series G (d)(e)	65,200	50,694,956
Anthropic PBC Series H (d)(e)	39,000	30,323,670
Crusoe Energy Systems LLC Series D (b)(d)(e)	276,930	57,039,272
Crusoe Energy Systems LLC Series E (d)(e)	48,719	10,034,652
Crusoe Energy Systems LLC Series F (e)	39,772	8,191,687
Databricks Inc Series G (b)(d)(e)	181,200	45,843,600
Databricks Inc Series H (b)(d)(e)	29,917	7,569,001
Density AI Inc (d)(e)	703,100	14,202,620
Lyte AI Inc Series B (b)(d)(e)	290,100	8,929,278
Lyte AI Inc Series C (d)(e)	36,600	1,347,612
MOLOCO Inc Series A (b)(d)(e)	265,144	21,513,784
OpenAI Group Pbc Series A-2 (d)(e)	21,477	14,769,518
OpenAI Group Pbc Series A-3 (d)(e)	15,583	10,716,273
Physical Intelligence Inc Series B (d)(e)	9,900	4,585,680
Physical Intelligence Inc Series C (d)(e)	1,041	522,749
Runway AI Inc Series D (b)(d)(e)	744,630	11,452,409
Skyryse Inc Series B (b)(d)(e)	244,100	5,653,356
		458,311,666
TOTAL INFORMATION TECHNOLOGY		524,282,912
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	674,317	22,933,521
TOTAL UNITED STATES		794,941,292
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $510,110,299)		933,823,555

Domestic Equity Funds - 0.1%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $36,123,821)	297,900	36,555,309

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(i)	1,131,936	1,163,970
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	449,400	144,991
TOTAL PREFERRED SECURITIES (Cost $1,581,336)		1,308,961

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	96,126,616	96,145,841
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	241,707,270	241,731,441
TOTAL MONEY MARKET FUNDS (Cost $337,877,282)			337,877,282

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $17,830,545,726)	34,628,538,613
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(260,274,977)
NET ASSETS - 100.0%	34,368,263,636

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,187,466,514 or 3.5% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $760,314,698 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $193,194,119.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	7,637,145

Anduril Industries Inc Class B	6/16/2025	625,221

Anduril Industries Inc Class C	6/16/2025	284

Anduril Industries Inc Series F	8/7/2024	12,086,876

Anduril Industries Inc Series G	4/17/2025	5,858,505

Anthropic PBC Series D-1	5/31/2024	2,007,121

Anthropic PBC Series E	2/14/2025	1,822,811

Anthropic PBC Series F	8/18/2025	13,532,890

Anthropic PBC Series G	1/27/2026	16,895,693

Anthropic PBC Series H	5/28/2026	22,971,371

Astranis Space Technologies Corp Series E	2/10/2026	4,306,351

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,072,749

Blink Health LLC Series C	11/7/2019 - 7/14/2021	8,939,445

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,111,255

Bolt Technology OU Series E	1/3/2022	75,499,721

Bombas LLC	2/16/2021 - 11/12/2021	24,316,178

Bytedance Ltd Series E1	11/18/2020	12,755,640

Canva Inc Class A	12/23/2024 - 11/12/2025	10,292,736

Celestial AI Inc (Milestone 1) rights	2/25/2025	465,624

Celestial AI Inc (Milestone 2) rights	2/25/2025	357,777

Celestial AI Inc (Milestone 3) rights	2/25/2025	104,423

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	7,930,345

Cellink Corp Series D-1	7/17/2026	886,036

Crusoe Energy Systems LLC Series D	12/10/2024	8,078,558

Crusoe Energy Systems LLC Series E	10/8/2025	4,092,798

Crusoe Energy Systems LLC Series F	8/31/2026	8,191,687

Databricks Inc Series G	2/1/2021	10,713,021

Databricks Inc Series H	8/31/2021	2,198,425

Density AI Inc	12/5/2025	1,047,608

Diamond Foundry Inc Series C	3/15/2021	16,183,608

Element Labs Inc Series A	2/11/2025	523,412

Element Labs Inc Series B	6/27/2025	1,051,713

Element Labs Inc Series C	4/16/2026	398,017

Empower Semiconductor Inc	7/7/2026	9,878

Epic Games Inc	7/13/2020 - 3/29/2021	45,614,000

GoBrands Inc Series G	3/2/2021	17,580,098

Gupshup Inc	6/8/2021	11,647,533

JUUL Labs Inc 5% 9/28/2029	8/25/2026	8,719,306

JUUL Labs Inc Class A	2/23/2024	19,373,106

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte AI Inc Series B	8/13/2024	3,680,238

Lyte AI Inc Series C	6/24/2026	1,348,303

MOLOCO Inc Series A	6/26/2023	15,908,640

Neutron Holdings Inc	7/3/2018 - 4/27/2026	18,263,365

Nscale Limited Series B	9/25/2025	987,688

OpenAI Group Pbc Class A	9/3/2025	2,580,000

OpenAI Group Pbc Series A-2	9/30/2024	4,034,677

OpenAI Group Pbc Series A-3	8/4/2025	4,781,800

Oura Inc Series D	12/18/2024	8,100,263

Oura Inc Series E	9/24/2025	56,293,874

Physical Intelligence Inc Series B	10/24/2025	2,688,437

Physical Intelligence Inc Series C	5/28/2026	523,524

Rad Power Bikes Inc	1/21/2021	1,844,560

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	449,400

Rad Power Bikes Inc Series A	1/21/2021	240,478

Rad Power Bikes Inc Series C	1/21/2021	946,259

Rad Power Bikes Inc Series D	9/17/2021	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc	5/27/2021	24,397,409

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	30,689,166

Runway AI Inc Series D	9/6/2024	8,073,112

SiMa Technologies Inc Series B	5/10/2021	6,145,189

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,213,246

SiMa Technologies Inc Series C	4/8/2024 - 7/3/2026	1,522,982

Skyryse Inc Series B	10/21/2021	6,024,381

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,359,047

Sunday Robotics, Inc Series B	2/3/2026	1,209,520

Taalas Inc 0%	12/23/2025	1,131,936

Taalas Inc Series B	2/19/2025	928,036

Taalas Inc warrants	12/23/2025	228,564

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,966,000

Tenstorrent Holdings Inc Series C1	4/23/2021	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,057,956

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	22,076,595

Trade Republic Bank GmbH	12/16/2025	8,327,735

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	366,141

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	734,925

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,486,277

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	162,188

Vast Data Ltd Series A	11/28/2023	596,750

Vast Data Ltd Series A1	11/28/2023	1,468,808

Vast Data Ltd Series A2	11/28/2023	1,689,600

Vast Data Ltd Series B	11/28/2023	1,344,442

Vast Data Ltd Series C	11/28/2023	39,193

Vast Data Ltd Series E	11/28/2023	2,569,402

Waymo LLC Series A2	5/8/2020	4,107,715

Waymo LLC Series C2	10/18/2024	8,077,334

Xsight Labs Ltd Series D	2/16/2021	4,006,796

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,629,225

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	1,598,115

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	4,119,575

Yanka Industries Inc Series F	4/8/2021	12,143,626

Zipline International Inc Series G	6/7/2024	8,029,780

Zipline International Inc Series H	12/3/2025	12,304,994

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - Ocotber 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Neutron Holdings Inc	12/30/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	68,862,712	4,420,813,404	4,393,546,815	2,330,912	16,540	-	96,145,841	96,126,616
Fidelity Securities Lending Cash Central Fund	348,130,098	3,310,131,270	3,416,547,972	554,988	18,045	-	241,731,441	241,707,270
	416,992,810	7,730,944,674	7,810,094,787	2,885,900	34,585	-	337,877,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.